Inventories (Details) - Schedule of Inventory Reserve - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule Of Inventory Reserve Abstract
Balance at beginning of year	¥ 10,314	¥ 10,792
Additional charge (written off), net		(224)
Foreign currency translation difference	32
Balance at the end of year	¥ 10,346	¥ 10,568